Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 971,750	$ 845,234	$ 851,320
AMP, entity with significant influence:
Accounts payable	828,975	704,612	722,923
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	971,750	845,233	851,320
AMP, entity with significant influence:
Accounts payable	$ 828,975	$ 704,612	$ 722,923